Statement of Additional Information Supplement

September 29, 2016

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated February 29, 2016

Government Portfolio

Government Securities Portfolio

Money Market Portfolio

Prime Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 31, 2016

Government Portfolio

Treasury Portfolio

Treasury Securities Portfolio

(each, a "Portfolio")

Effective October 14, 2016, the fourth paragraph under the section of each Portfolio's Statement of Additional Information entitled "Valuation of Shares" is hereby deleted and replaced with the following:

Each Portfolio invests in eligible securities ("Eligible Securities") as defined in Rule 2a-7. An Eligible Security means a security: (i) with a remaining maturity of 397 calendar days or less that a Portfolio's Board determines presents minimal credit risks to the Portfolio, which determination must include an analysis of the capacity of the security's issuer or guarantor (including for this paragraph the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security's issuer or guarantor: (a) financial condition; (b) sources of liquidity; (c) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (d) strength of the issuer or guarantor's industry within the economy and relative to economic trends, and issuer or guarantor's competitive position within its industry; (ii) that is issued by a registered investment company that is a money market fund; or (iii) that is a government security.

Please retain this supplement for future reference.